BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	500,000,000	500,000,000
Common Stock, issued	223,364,475	199,175,486
Common Stock, outstanding	223,364,475	199,175,486